Transfers of financial assets and variable interest entities (Tables)	12 Months Ended
Dec. 31, 2016
Securitizations
Securitizations
in	2016		2015	2014
Gains and cash flows (CHF million)
CMBS
Net gain/(loss) [1]	(2)		1	7
Proceeds from transfer of assets	3,954		9,813	5,335
Cash received on interests that continue to be held	69		148	102
RMBS
Net gain/(loss) [1]	(4)		5	13
Proceeds from transfer of assets	9,866		20,062	22,728
Purchases of previously transferred financial assets or its underlying collateral	0		(1)	(4)
Servicing fees	2		3	2
Cash received on interests that continue to be held	529		457	444
Other asset-backed financings
Net gain [1]	26		24	29
Proceeds from transfer of assets	2,813	[2]	1,740	1,819
Fees [3]	137		0	0
Cash received on interests that continue to be held	2		3	17
1
Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral is the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans.

2
Excludes a net impact of CHF 3,109 million from transfers of assets prior to January 1, 2016 related to certain variable interest entities deconsolidated as a result of the adoption of ASU 2015-02, Amendments to the Consolidation Analysis, on January 1, 2016.

3 Represents management fees and performance fees earned for investment management services provided to managed CLOs.

Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
end of	2016		2015
CHF million
CMBS
Principal amount outstanding	28,779		40,625
Total assets of SPE	40,234		56,118
RMBS
Principal amount outstanding	38,319		54,164
Total assets of SPE	39,680		55,833
Other asset-backed financings
Principal amount outstanding	19,777	[1]	21,653
Total assets of SPE	36,049	[1]	22,787
Principal amount outstanding relates to assets transferred from the Group and does not include principal amounts for assets transferred from third parties.
1
Includes a net impact of CHF 3,208 million in principal amount outstanding and of CHF 16,625 million in total assets of the SPE from transfers of assets prior to January 1, 2016 related to certain variable interest entities deconsolidated as a result of the adoption of ASU 2015-02, Amendments to the Consolidation Analysis, on January 1, 2016.

Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
at time of transfer, in	2016							2015							2014
			CMBS				RMBS			CMBS				RMBS			CMBS				RMBS
CHF million, except where indicated
Fair value of beneficial interests			69				2,068			1,512				2,110			1,341				4,023
of which level 2			69				1,827			1,442				1,695			1,242				3,791
of which level 3			0				241			70				415			100				232
Weighted-average life, in years			8.4				7.2			8.2				9.0			4.1				7.7
Prepayment speed assumption (rate per annum), in % [1]			–	[2]	5.0	–	33.0			–	[2]	1.1	–	30.1			–	[2]	1.5	–	23.0
Cash flow discount rate (rate per annum), in % [3]	2.4	–	4.9		1.2	–	24.4	1.7	–	7.2		1.7	–	33.7	1.0	–	11.0		1.9	–	17.8
Expected credit losses (rate per annum), in %	0.0	–	0.0		2.5	–	11.2	0.7	–	5.9		0.5	–	15.9	1.0	–	2.2		0.4	–	15.3
Transfers of assets in which the Group does not have beneficial interests are not included in this table.
1
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

2 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
3 The rate was based on the weighted-average yield on the beneficial interests.

Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
end of	2016											2015
			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]
CHF million, except where indicated
Fair value of beneficial interests			258				1,851			443				1,007				2,274			56
of which non-investment grade			70				523			32				73				581			55
Weighted-average life, in years			7.2				8.1			5.6				6.7				9.7			2.5
Prepayment speed assumption (rate per annum), in % [3]			–		2.0	–	26.9			–				–		1.0	–	37.1			–
Impact on fair value from 10% adverse change			–				(28.7)			–				–				(30.5)			–
Impact on fair value from 20% adverse change			–				(55.9)			–				–				(57.6)			–
Cash flow discount rate (rate per annum), in % [4]	2.3	–	28.8		1.7	–	47.2	0.8	–	21.2		2.1	–	13.3		1.5	–	35.5	5.7	–	21.2
Impact on fair value from 10% adverse change			(6.0)				(48.1)			(8.3)				(18.1)				(63.1)			(0.7)
Impact on fair value from 20% adverse change			(11.7)				(93.5)			(16.4)				(35.6)				(122.5)			(1.5)
Expected credit losses (rate per annum), in %	0.7	–	28.0		0.9	–	44.9	0.9	–	21.2		0.9	–	12.7		1.3	–	34.3	0.2	–	14.2
Impact on fair value from 10% adverse change			(3.5)				(27.3)			(5.1)				(8.0)				(32.3)			(0.7)
Impact on fair value from 20% adverse change			(6.9)				(53.3)			(10.0)				(15.9)				(63.2)			(1.5)
1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
2 CDOs and CLOs within this category are generally structured to be protected from prepayment risk.
3
PSA is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the CPR assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

4 The rate was based on the weighted-average yield on the beneficial interests.

Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
end of	2016	2015
CHF million
RMBS
Other assets	0	266
Liability to SPE, included in Other liabilities	0	(266)
Other asset-backed financings
Trading assets	240	155
Other assets	12	122
Liability to SPE, included in Other liabilities	(252)	(277)

Transfer of financial assets accounted for as sales
Transfer of financial assets accounted for as sales – by transaction type
	at date of derecognition		end of
	Carrying amount derecognized	Gross cash proceeds received for assets derecognized	Fair value of transferred assets	Gross derivative assets recorded	[1]	Gross derivative liabilities recorded	[1]
2016 (CHF million)
Sales with longevity swaps	277	340	374	556		–
Total transactions outstanding	277	340	374	556	[2]	0
2015 (CHF million)
Sales with total return swaps	395	397	398	7		7
Sales with longevity swaps	308	378	375	546		–
Total transactions outstanding	703	775	773	553	[3]	7	[3]
1 Balances presented on a gross basis, before application of counterparty and cash collateral netting.
2 As of December 31, 2016, gross derivative assets of CHF 556 million were included in other products, as disclosed in Note 32 – Derivatives and hedging activities.
3
As of December 31, 2015, gross derivative assets of CHF 7 million and CHF 546 million were included in equity/index-related products and other products, respectively, and gross derivative liabilites of CHF 7 million were included in equity/index-related products, as disclosed in Note 32 – Derivatives and hedging activities.

Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by class of collateral pledged
end of	2016	2015
CHF billion
Government debt securities	29.4	21.1
Corporate debt securities	13.9	15.2
Asset-backed securities	10.3	21.6
Equity securities	1.1	0.1
Other	0.3	0.1
Securities sold under repurchase agreements	55.0	58.1
Government debt securities	2.5	3.1
Corporate debt securities	0.5	0.4
Equity securities	6.0	8.2
Other	0.4	0.3
Securities lending transactions	9.4	12.0
Government debt securities	0.7	0.5
Corporate debt securities	0.4	0.1
Equity securities	31.5	27.9
Obligation to return securities received as collateral, at fair value	32.6	28.5
Total	97.0	98.6
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by remaining contractual maturity
			Remaining contractual maturities
end of	On demand	[1]	Up to 30 days	[2]	31–90 days	More than 90 days	Total
2016 (CHF billion)
Securities sold under repurchase agreements	6.8		31.9		8.4	7.9	55.0
Securities lending transactions	6.7		2.4		0.0	0.3	9.4
Obligation to return securities received as collateral, at fair value	32.2		0.4		0.0	0.0	32.6
Total	45.7		34.7		8.4	8.2	97.0
2015 (CHF billion)
Securities sold under repurchase agreements	7.7		29.9		8.1	12.4	58.1
Securities lending transactions	6.0		3.6		1.8	0.6	12.0
Obligation to return securities received as collateral, at fair value	26.2		2.3		0.0	0.0	28.5
Total	39.9		35.8		9.9	13.0	98.6
1 Includes contracts with no contractual maturity that may contain termination arrangements subject to a notice period.
2 Includes overnight transactions.

Consolidated VIEs in which the Group was primary beneficiary
Consolidated VIEs in which the Group was the primary beneficiary
			Financial intermediation
end of	CDO/ CLO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total
2016 (CHF million)
Cash and due from banks	43	1	41	52	50	182	369
Trading assets	0	0	0	478	933	1,333	2,744
Investment securities	0	0	511	0	0	0	511
Other investments	0	0	0	228	1,446	332	2,006
Net loans	0	0	0	0	30	254	284
Premises and equipment	0	0	0	0	199	0	199
Other assets	0	1	1,483	48	51	1,034	2,617
of which loans held-for-sale	0	0	415	0	7	0	422
Total assets of consolidated VIEs	43	2	2,035	806	2,709	3,135	8,730
Trading liabilities	0	0	0	0	18	0	18
Short-term borrowings	0	0	0	1	0	0	1
Long-term debt	54	0	1,639	7	57	2	1,759
Other liabilities	0	0	1	15	124	104	244
Total liabilities of consolidated VIEs	54	0	1,640	23	199	106	2,022
2015 (CHF million)
Cash and due from banks	1,351	0	21	9	93	219	1,693
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	53	0	0	0	0	53
Trading assets	283	49	0	941	1,001	98	2,372
Investment securities	0	0	1,009	0	0	0	1,009
Other investments	0	0	0	0	1,553	433	1,986
Net loans	0	0	0	0	27	1,285	1,312
Premises and equipment	0	0	0	0	327	0	327
Other assets	10,839	123	1,671	0	83	1,735	14,451
of which loans held-for-sale	10,790	0	469	0	16	0	11,275
Total assets of consolidated VIEs	12,473	225	2,701	950	3,084	3,770	23,203
Trading liabilities	8	0	0	0	18	1	27
Short-term borrowings	0	0	81	0	0	0	81
Long-term debt	12,428	0	2,128	125	136	9	14,826
Other liabilities	51	3	3	1	135	643	836
Total liabilities of consolidated VIEs	12,487	3	2,212	126	289	653	15,770

Non-consolidated VIEs
Non-consolidated VIEs
		Financial intermediation
end of	CDO/ CLO	Securi- tizations	Funds	Loans	Other	Total
2016 (CHF million)
Trading assets	440	3,881	1,526	528	191	6,566
Net loans	4	105	2,007	4,634	608	7,358
Other assets	5	14	20	4	520	563
Total variable interest assets	449	4,000	3,553	5,166	1,319	14,487
Maximum exposure to loss	449	7,171	3,553	9,215	1,821	22,209
Non-consolidated VIE assets	9,774	65,820	68,546	32,651	37,087	213,878
2015 (CHF million)
Trading assets	90	6,021	871	425	8	7,415
Net loans	36	1,508	2,734	5,053	1,723	11,054
Other assets	0	11	13	0	161	185
Total variable interest assets	126	7,540	3,618	5,478	1,892	18,654
Maximum exposure to loss	126	12,986	3,618	11,866	2,570	31,166
Non-consolidated VIE assets	6,590	113,530	54,112	41,824	36,865	252,921

Bank
Securitizations
Securitizations
in	2016		2015	2014
Gains and cash flows (CHF million)
CMBS
Net gain/(loss) [1]	(2)		1	7
Proceeds from transfer of assets	3,954		9,813	5,335
Cash received on interests that continue to be held	69		148	102
RMBS
Net gain/(loss) [1]	(4)		5	13
Proceeds from transfer of assets	9,866		20,062	22,728
Purchases of previously transferred financial assets or its underlying collateral	0		(1)	(4)
Servicing fees	2		3	2
Cash received on interests that continue to be held	529		457	444
Other asset-backed financings
Net gain [1]	26		24	29
Proceeds from transfer of assets	2,813	[2]	1,740	1,819
Fees [3]	137		0	0
Cash received on interests that continue to be held	2		3	17
1
Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral is the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans.

2
Excludes a net impact of CHF 3,109 million from transfers of assets prior to January 1, 2016 related to certain variable interest entities deconsolidated as a result of the adoption of ASU 2015-02, Amendments to the Consolidation Analysis, on January 1, 2016.

3 Represents market making activity and voluntary repurchases at fair value where no repurchase obligations were present.

Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
end of	2016		2015
CHF million
CMBS
Principal amount outstanding	28,779		40,625
Total assets of SPE	40,234		56,118
RMBS
Principal amount outstanding	38,319		54,164
Total assets of SPE	39,680		55,833
Other asset-backed financings
Principal amount outstanding	19,777	[1]	21,653
Total assets of SPE	36,049	[1]	22,787
Principal amount outstanding relates to assets transferred from the Bank and does not include principle amounts for assets transferred from third parties.
1
Includes a net impact of CHF 3,208 million in principal amount outstanding and of CHF 16,625 million in total assets of the SPE from transfers of assets prior to January 1, 2016 related to certain variable interest entities deconsolidated as a result of the adoption of ASU 2015-02, Amendments to the Consolidation Analysis, on January 1, 2016.

Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
at time of transfer, in	2016							2015							2014
			CMBS				RMBS			CMBS				RMBS			CMBS				RMBS
CHF million, except where indicated
Fair value of beneficial interests			69				2,068			1,512				2,110			1,341				4,023
of which level 2			69				1,827			1,442				1,695			1,242				3,791
of which level 3			0				241			70				415			100				232
Weighted-average life, in years			8.4				7.2			8.2				9.0			4.1				7.7
Prepayment speed assumption (rate per annum), in % [1]			–	[2]	5.0	–	33.0			–	[2]	1.1	–	30.1			–	[2]	1.5	–	23.0
Cash flow discount rate (rate per annum), in % [3]	2.4	–	4.9		1.2	–	24.4	1.7	–	7.2		1.7	–	33.7	1.0	–	11.0		1.9	–	17.8
Expected credit losses (rate per annum), in %	0.0	–	0.0		2.5	–	11.2	0.7	–	5.9		0.5	–	15.9	1.0	–	2.2		0.4	–	15.3
Transfers of assets in which the Bank does not have beneficial interests are not included in this table.
1
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

2 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
3 The rate was based on the weighted-average yield on the beneficial interests.

Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
end of	2016											2015
			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]
CHF million, except where indicated
Fair value of beneficial interests			258				1,851			443				1,007				2,274			56
of which non-investment grade			70				523			32				73				581			55
Weighted-average life, in years			7.2				8.1			5.6				6.7				9.7			2.5
Prepayment speed assumption (rate per annum), in % [3]			–		2.0	–	26.9			–				–		1.0	–	37.1			–
Impact on fair value from 10% adverse change			–				(28.7)			–				–				(30.5)			–
Impact on fair value from 20% adverse change			–				(55.9)			–				–				(57.6)			–
Cash flow discount rate (rate per annum), in % [4]	2.3	–	28.8		1.7	–	47.2	0.8	–	21.2		2.1	–	13.3		1.5	–	35.5	5.7	–	21.2
Impact on fair value from 10% adverse change			(6.0)				(48.1)			(8.3)				(18.1)				(63.1)			(0.7)
Impact on fair value from 20% adverse change			(11.7)				(93.5)			(16.4)				(35.6)				(122.5)			(1.5)
Expected credit losses (rate per annum), in %	0.7	–	28.0		0.9	–	44.9	0.9	–	21.2		0.9	–	12.7		1.3	–	34.3	0.2	–	14.2
Impact on fair value from 10% adverse change			(3.5)				(27.3)			(5.1)				(8.0)				(32.3)			(0.7)
Impact on fair value from 20% adverse change			(6.9)				(53.3)			(10.0)				(15.9)				(63.2)			(1.5)
1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
2 CDOs within this category are generally structured to be protected from prepayment risk.
3
PSA is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the CPR assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

4 The rate was based on the weighted-average yield on the beneficial interests.

Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
end of	2016	2015
CHF million
RMBS
Other assets	0	266
Liability to SPE, included in Other liabilities	0	(266)
Other asset-backed financings
Trading assets	240	155
Other assets	12	122
Liability to SPE, included in Other liabilities	(252)	(277)

Transfer of financial assets accounted for as sales
Transfer of financial assets accounted for as sales – by transaction type
	at date of derecognition		end of
	Carrying amount derecognized	Gross cash proceeds received for assets derecognized	Fair value of transferred assets	Gross derivative assets recorded	[1]	Gross derivative liabilities recorded	[1]
2016 (CHF million)
Sales with longevity swaps	277	340	374	556		–
Total transactions outstanding	277	340	374	556	[2]	0
2015 (CHF million)
Sales with total return swaps	395	397	398	7		7
Sales with longevity swaps	308	378	375	546		–
Total transactions outstanding	703	775	773	553	[3]	7	[3]
1 Balances presented on a gross basis, before application of counterparty and cash collateral netting.
2 As of December 31, 2016, gross derivative assets of CHF 556 million were included in other products, as disclosed in Note 31 – Derivatives and hedging activities.
3
As of December 31, 2015, gross derivative assets of CHF 7 million and CHF 546 million were included in equity/index-related products and other products, respectively, and gross derivative liabilities of CHF 7 million were included in equity/index-related products, as disclosed in Note 31 – Derivatives and hedging activities.

Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by class of collateral pledged
end of	2016	2015
CHF billion
Government debt securities	29.4	21.1
Corporate debt securities	13.9	15.2
Asset-backed securities	10.3	21.6
Equity securities	1.1	0.1
Other	0.3	0.1
Securities sold under repurchase agreements	55.0	58.1
Government debt securities	2.5	3.1
Corporate debt securities	0.5	0.4
Equity securities	6.0	8.2
Other	0.4	0.3
Securities lending transactions	9.4	12.0
Government debt securities	0.7	0.5
Corporate debt securities	0.4	0.1
Equity securities	31.5	27.9
Obligation to return securities received as collateral, at fair value	32.6	28.5
Total	97.0	98.6
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by remaining contractual maturity
			Remaining contractual maturities
end of	On demand	[1]	Up to 30 days	[2]	31-90 days	More than 90 days	Total
2016 (CHF billion)
Securities sold under repurchase agreements	6.8		31.9		8.4	7.9	55.0
Securities lending transactions	6.7		2.4		0.0	0.3	9.4
Obligation to return securities received as collateral, at fair value	32.2		0.4		0.0	0.0	32.6
Total	45.7		34.7		8.4	8.2	97.0
2015 (CHF billion)
Securities sold under repurchase agreements	7.7		29.9		8.1	12.4	58.1
Securities lending transactions	6.0		3.6		1.8	0.6	12.0
Obligation to return securities received as collateral, at fair value	26.2		2.3		0.0	0.0	28.5
Total	39.9		35.8		9.9	13.0	98.6
1 Includes contracts with no contractual maturity that may contain termination arrangements subject to a notice period.
2 Includes overnight transactions.

Consolidated VIEs in which the Group was primary beneficiary
Consolidated VIEs in which the Bank was the primary beneficiary
			Financial intermediation
end of	CDO/ CLO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total
2016 (CHF million)
Cash and due from banks	43	1	41	52	50	182	369
Trading assets	0	0	0	478	933	1,333	2,744
Investment securities	0	0	511	0	0	0	511
Other investments	0	0	0	228	1,446	332	2,006
Net loans	0	0	0	0	30	254	284
Premises and equipment	0	0	0	0	173	0	173
Other assets	0	0	1,483	48	50	1,035	2,616
of which loans held-for-sale	0	0	415	0	7	0	422
Total assets of consolidated VIEs	43	1	2,035	806	2,682	3,136	8,703
Trading liabilities	0	0	0	0	18	0	18
Short-term borrowings	0	0	0	1	0	0	1
Long-term debt	54	0	1,639	7	57	2	1,759
Other liabilities	0	0	1	15	124	103	243
Total liabilities of consolidated VIEs	54	0	1,640	23	199	105	2,021
2015 (CHF million)
Cash and due from banks	1,351	0	21	9	93	219	1,693
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	53	0	0	0	0	53
Trading assets	283	49	0	941	1,001	98	2,372
Investment securities	0	0	1,009	0	0	0	1,009
Other investments	0	0	0	0	1,553	433	1,986
Net loans	0	0	0	0	27	1,285	1,312
Premises and equipment	0	0	0	0	299	0	299
Other assets	10,839	123	1,671	0	82	1,735	14,450
of which loans held-for-sale	10,790	0	469	0	16	0	11,275
Total assets of consolidated VIEs	12,473	225	2,701	950	3,055	3,770	23,174
Trading liabilities	8	0	0	0	18	1	27
Short-term borrowings	0	0	81	0	0	0	81
Long-term debt	12,428	0	2,128	125	136	9	14,826
Other liabilities	51	3	3	1	134	643	835
Total liabilities of consolidated VIEs	12,487	3	2,212	126	288	653	15,769

Non-consolidated VIEs
Non-consolidated VIEs
		Financial intermediation
end of	CDO/ CLO	Securi- tizations	Funds	Loans	Other	Total
2016 (CHF million)
Trading assets	440	3,881	1,526	528	191	6,566
Net loans	4	105	1,937	4,634	608	7,288
Other assets	5	14	4	4	520	547
Total variable interest assets	449	4,000	3,467	5,166	1,319	14,401
Maximum exposure to loss	449	7,171	3,467	9,215	1,821	22,123
Non-consolidated VIE assets	9,774	65,820	65,057	32,651	6,756	180,058
2015 (CHF million)
Trading assets	90	6,021	871	425	8	7,415
Net loans	36	1,508	2,634	5,053	1,723	10,954
Other assets	0	11	13	0	161	185
Total variable interest assets	126	7,540	3,518	5,478	1,892	18,554
Maximum exposure to loss	126	12,986	3,518	11,866	2,570	31,066
Non-consolidated VIE assets	6,590	113,530	54,112	41,824	11,463	227,519